CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
CONSOLIDATED STATEMENT OF CASH FLOWS
Proceeds from issue of shares	€ 308.7
Payments for share issue costs	€ 3.4